As filed with the Securities and Exchange Commission on January 5, 1999
             1933 Act File No. 33-19589; 1940 Act File No. 811-5447

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         Pre-Effective Amendment No.____                             -----

         Post-Effective Amendment No._24_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         Amendment No._26_


                        (check appropriate box or boxes)

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
         ---------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

                                 Douglas A. Paul
                  1665 Charleston Road, Mountain View, CA 94043
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 28, 1999

   It is proposed that this filing become effective: (check appropriate box)

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   _____  on (date) pursuant to paragraph (b) of Rule 485
   __X__  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485


--------------------------------------------------------------------------------
     The Registrant has registered an indefinite number or amount of Securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ending December 31, 1997, was filed on February 24, 1998.

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999
--------------------------------------------------------------------------------

Income & Growth
Equity Growth
Small Cap Quantitative


Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                     Sincerely,


                                     Mark Killen
                                     Senior Vice President
                                     American Century Investment Services, Inc.




Table of Contents

An Overview of the Funds.............................2

Fees and Expenses....................................3

Information about the Funds..........................4

Management...........................................7

Investing with American Century.....................XX

Share Price and Distributions.......................XX

Taxes...............................................XX

Multiple Class Information..........................XX

Financial Highlights................................XX

At Your Service.....................................XX



**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS







An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth. For Income & Growth, current income is a secondary consideration.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the funds' managers or select primarily from the largest 1500 publicly traded U.S. companies. For Small Cap Quantitative, the funds' managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolios of stocks.

The funds' principal risks include:



o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking long-term capital growth from your investment

0 comfortable with the funds' short-term price volatility

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 seeking current income from your investment

0 investing for a short period of time

0 uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS






Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Investor Class shares of other American Century funds.

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                            Management Fee1  Distribution and         Other          Total Annual Fund
                                             Service (12b-1) Fees     Expenses2      Operating Expenses
Income & Growth             0.70%            None                     0.01%          0.71%
Equity Growth               0.70%            None                     0.01%          0.71%
Small Cap Quantitative      0.90%            None                     0.01%          0.91%

1 Based on fund assets as of December 31, 1998. The funds have stepped fee schedules. As a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

2 Other expenses include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

                              1 Year      3 Years       5 Years      10 Years
Income & Growth               $72         $227          $394         $880
Equity Growth                 $72         $227          $394         $880
Small Cap Quantitative        $93         $289          $502         $1115

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS




Information about the Funds

Income & Growth
Equity Growth
Small Cap Quantitative

What are the funds' investment objectives?

Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

The funds' managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performances during the most recent fiscal period. You may get these reports at no cost by calling us.


**********LEFT MARGIN CALLOUT

* Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

**********END LEFT MARGIN CALLOUT






What is the difference between the funds?

0 When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

0 The fund managers do not consider dividend yield when building Equity Growth's portfolio.

0    Small  Cap  Quantitative's   portfolio  consists  primarily  of  stocks  of
     companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P 600.

What are the primary risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.






Fund Performance History

Annual Total Returns

The following bar chart shows the performance of Income & Growth's and Equity Growth's Investor Class shares for each for each full year in the life of the fund. It indicates the volatility of the funds' historical returns from year to year. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR INCOME & GROWTH AND EQUITY GROWTH UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS INCOME & GROWTH AND EQUITY GROWTH UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of Income & Growth's and Equity Growth's Investor Class shares for the periods indicated for the life of the fund. The benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating costs. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

                            1 year          5 years        Life of Fund
Income & Growth               XXX%            XXX%             XXX%
Equity Growth                 XXX%            XXX%             XXX%
S&P 500 Index                 XXX%            XXX%             XXX%



**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.
* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS

The inception dates for the funds are: Income & Growth, December 17, 1990, and Equity Growth, May 9, 1991.






Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1998:

Income & Growth                           X.XX%
Equity Growth                             X.XX%
Small Cap Quantitative                    X.XX%






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and research analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager members of the investment team for the funds are identified below:

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a portfolio manager in 1988. He has a degree from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a degree from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
                                   shares from another American Century           bank account.
Corporate; Not-For-Profit,         account. (This service is not
Foundations; Endowments            available if you have chosen to do             Sell shares
1-800-345-3533                     business in writing only.)                     Call an Investor Services Representative.

Automated Information Line         Exchange shares
1-800-345-8765                     Call us or use our Automated
                                   Information Line if you have authorized us to
                                   accept telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City,  MO 64141-6200        application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Make an additional investment into an
                                   can open an account by exchanging              established American Century account if you
                                   shares from another American Century           have authorized us to invest from your bank
                                   account. (This service is not                  account.
                                   available if you have chosen to do
                                   business in writing only.)                     Sell shares
                                                                                  Not available.
                                   Exchange shares
                                   Exchange shares from another American Century
                                   account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank the following                     Sell shares
                                 information:                                     You can receive redemption proceeds by
*    Please remember that        o   Our bank information:                        wire  or electronic transfer.  (This
     if you request                  0        Commerce Bank N.A.                  service is not available if you have
     redemptions by wire, $10        0        Routing No. 101000019               chosen to do business in writing only.)
     will be deducted from the       0        Account No. 2804918
     amount wired. Your bank     o   The fund name
     also may charge a fee.      o   Your American Century account number*
                                 o   Your name
                                 o   The contribution year (for IRAs only)        Exchange shares
                                 * For additional investments only                Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Exchange shares                                  of shares on a regular basis. You must invest
                                 Send us written instructions to set up           at least $600 per year per account.
                                 an automatic exchange of your shares
                                 from one American Century account to             Sell shares
                                 another.                                         If you have at least $10,000 in your account,
                                                                                  sell shares automatically by establishing
                                                                                  Check-A-Month or Automatic Redemption.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your  transactions in person,  visit one of our Investor  Centers and a  representative  can help you open an account,  make additional  investments,  sell or exchange shares. Here are the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas
                                 8 a.m. to 5 p.m.                        8 a.m. to 6 p.m., Monday-Friday
                                                                         8 a.m. to noon, Saturday

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado
                                 8:30 a.m. to 5 p.m.                     8:30 a.m. to 5 p.m.





Minimum Initial Investment Amounts

To open an account the minimum investments are as follows:
------------------------------------------------------------------------
Individual or Joint                                           $2,500
Traditional IRA                                               $1,000
Roth IRA                                                      $1,000
Education IRA                                                   $500
UGMA/UTMA                                                     $1,000
403(b)                                                    No minimum

If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

Redemption of shares in low-balance accounts

If redemption activity causes your account to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum or to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.



Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subjected to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the value of a capital asset, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution     Tax rate for 15% Bracket Tax rate for 28% Bracket or above
------------------------ ------------------------ ---------------------------------
Short-term capital gains   Ordinary income rate          Ordinary income rate
Long-term capital gains             10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.






Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Income & Growth
                                                For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Equity Growth

                                                For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.







Small Cap Quantitative
                                                For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.









At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

It will save you time and a trip to the bank. If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library, a series of one-page resources that clearly and quickly explain a variety of financial subjects. To request one of these articles, call an Investor Services Representative.


Fund Reference
                             Fund Code       Ticker          Newspaper Listing
------------------------------------------------------------------------------
Income & Growth              981             BIGRX           IncGro
Equity Growth                982             BEQGX           EqGro
Small Cap Quantitative       $985            N/A             N/A









More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate; Not-for-Profit Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-5447

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999
--------------------------------------------------------------------------------

Global Gold
Global Natural Resources
Utilities

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                     Sincerely,


                                     Mark Killen
                                     Senior Vice President
                                     American Century Investment Services, Inc.





Table of Contents

An Overview of the Funds............................................2

Fees and Expenses...................................................3

Information about the Funds
           Global Gold..............................................4
           Global Natural Resources.................................6
           Utilities................................................8

Management.........................................................XX

Investing with American Century....................................XX

Share Price and Distributions......................................XX

Taxes..............................................................XX

Multiple Class Information.........................................XX

Financial Highlights...............................................XX

At Your Service....................................................XX


**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS







An Overview of the Funds

What are the funds' investment goals?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

What are the funds' primary investment strategies and principal risks?

The funds' principal risks include:

o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking long-term capital growth from your investment

0 comfortable with the funds' short-term price volatility

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

0 seeking current income from an investment in Utilities

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 seeking current income from an investment in Global Gold or Global Natural Resources

0 investing for a short period of time

0 uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS

Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Investor Class shares of other American Century funds.

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                              Management Fee1  Distribution and         Other          Total Annual Fund
                                               Service (12b-1) Fees     Expenses2      Operating Expenses
Global Gold                   0.70%            None                     0.01%          0.71%
Global Natural Resources      0.70%            None                     0.01%          0.71%
Utilities                     0.70%            None                     0.01%          0.71 %

1 Based on fund assets as of December 31, 1998. The funds have stepped fee schedules. As a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

2 Other expenses include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above

 ... your cost of investing in the fund would be:
                                   1 Year     3 Years      5 Years     10 Years
Global Gold                        $72        $227         $394        $880
Global Natural Resources           $72        $227         $394        $880
Utilities                          $72        $227         $394        $880

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Global Gold

What is the fund's investment objective?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

The managers use a proprietary benchmark that the fund advisor developed and monitors which represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

Global Gold will concentrate its investments in securities of Gold Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe that it is prudent, the fund may invest in securities other than stocks, such as convertible securities, sponsored or unsponsored American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper.

Additional information about Global Gold's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

* Normally, the managers will invest in securities of companies in at least three different countries.

Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of Global Gold's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Global Gold owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.






Fund Performance History


Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR GLOBAL GOLD; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Global Gold is intended for investors with a long-term investment horizon and is not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GLOBAL GOLD; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the last 10 calendar years. The benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating cost.

                          1 year          5 years          10 years
Global Gold               XXX%            XXX%             XXX%
Index                     XXX%            XXX%             XXX%

The inception date for the fund is August 17, 1988.

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.
* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




Information about the Funds

Global Natural Resources

What is the fund's investment objective?

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

How does the fund pursue its investment objective?

Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries, and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sector of the Dow Jones World Stock Index.

The managers do not attempt to time the market. Instead, they intend to keep Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to 35% of the fund's assets in when-issued and forward commitment agreements if necessary to purchase securities. When the managers believe that it is prudent, the fund may invest in other types of securities, such as convertible securities, sponsored or unsponsored American Depository Receipts, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about Global Natural Resources' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than fund invested.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Natural Resources concentrates its investments in the stocks of commodities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability, which fluctuations may cause volatility in the fund's share price.

Many investors believe that investments in natural resources companies hedge against commodity-price driven inflation, but there is no guarantee that this historical relationship will continue.

Depending on the composition of the benchmark, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.




Fund Performance History

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR GLOBAL NATURAL RESOURCES; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Global Natural Resources is intended for investors with a long-term investment horizon and is not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GLOBAL NATURAL; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated for the life of the fund. The benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating cost.

                                  1 year          5 years          10 years
Global Natural Resources          XXX%            XXX%             XXX%
S&P 500 Index                     XXX%            XXX%             XXX%

The inception date for the fund is September 15, 1994.

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.
* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Utilities

What is the fund's investment objective?

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

How does the fund pursue its investment objectives?

Utilities invests primarily in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative management techniques in a two-part process. The first part involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price to earnings and price to book ratios.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

Under normal market conditions, Utilities invests at least 75% of its total assets in stocks of companies engaged in the utilities industry. Within this 75% category, the managers will not buy shares of a company unless 50% or more of the company's revenues or net profits come from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water, or sanitary services. Utilities may invest up to 25% of its total assets in fixed-income securities.

When the managers believe that it is prudent, the fund may invest in other types of securities, such as convertible securities, sponsored or unsponsored American Depository Receipts, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes to the fund's holdings.

Additional information about Utilities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than fund invested.

* As of the end of September 1998, the fund's benchmark was comprised of 164 companies with an aggregate market capitalization of almost $1 trillion.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal level. While creating opportunities for some companies, it also has increased the uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result.

Although the fund managers invest the fund's assets primarily in U.S. stocks, Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.






Fund Performance History

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR UTILITIES; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Utilities is intended for investors with a long-term investment horizon and is not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR UTILITIES; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated for the life of the fund. The benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating cost.

                          1 year          5 years          10 years
Utilities                 XXX%            XXX%             XXX%
S&P 500 Index             XXX%            XXX%             XXX%

The inception date for the fund is March 1, 1993.

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.
* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS





Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1998:

Global Gold                                     X.XX%
Global Natural Resources                        X.XX%
Utilities                                       X.XX%






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and research analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager members of the investment teams for the funds are identified below:

         John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Gold, Global Natural Resources and Utilities. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

         William Martin, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold and Global Natural Resources since their inception and joined the team managing the Utilities fund in December 1998. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

         Joseph B. Sterling, Portfolio Manager, joined the team managing Global Natural Resources in November 1996 and the team managing the Utilities fund in May 1997. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio Manager and Research Analyst. He has a degree from the University of California-Berkley.

**********LEFT MARGIN CALLOUTS
`
*    Code of Ethics
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
                                   shares from another American Century           bank account.
Corporate; Not-for-Profit;         account. (This service is not
Foundations; Endowments            available if you have chosen to do             Sell shares
1-800-345-3533                     business in writing only.)                     Call an Investor Services Representative.

Automated Information Line         Exchange shares
1-800-345-8765                     Call us or use our Automated
                                   Information Line if you have authorized us to
                                   accept telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Make an additional investment into an
                                   can open an account by exchanging              established American Century account if you
                                   shares from another American Century           have authorized us to invest from your bank
                                   account.  (This service is not                 account.
                                   available if you have chosen to do
                                   business in writing only.)                     Sell shares
                                                                                  Not available.
                                   Exchange shares
                                   Exchange shares from another American Century
                                   account.






A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank the following                     Sell shares
                                 information:                                     You can receive redemption proceeds by
*    Please remember that        o   Our bank information:                        wire  or electronic transfer.  (This
     if you request                  0   Commerce Bank N.A.                       service is not available if you have
     redemptions by wire, $10        0   Routing No. 101000019                    chosen to do business in writing only.)
     will be deducted from the       0   Account No. 2804918
     amount wired. Your bank     o   The fund name
     also may charge a fee.      o   Your American Century account number*
                                 o   Your name
                                 o   The contribution year (for IRAs only)        Exchange shares
                                 * For additional investments only                Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Exchange shares                                  of shares on a regular basis. You must invest
                                 Send us written instructions to set up           at least $600 per year per account.
                                 an automatic exchange of your shares
                                 from one American Century account to             Sell shares
                                 another.                                         If you have at least $10,000 in your account,
                                                                                  sell shares automatically by establishing
                                                                                  Check-A-Month or Automatic Redemption.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your  transactions in person,  visit one of our Investor
                                 Centers  and a  representative  can help you open an  account,  make  additional investments,  sell or exchange  shares.  Here are the  Investor  Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas
                                 8 a.m. to 5 p.m.                        8 a.m. to 6 p.m., Monday-Friday
                                                                         8 a.m. to noon, Saturday

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado
                                 8:30 a.m. to 5 p.m.                     8:30 a.m. to 5 p.m.






Minimum Initial Investment Amounts

To open an account the minimum investments are as follows:
--------------------------------------------------------------------------
Individual or Joint                                                $2,500
Traditional IRA                                                    $1,000
Roth IRA                                                           $1,000
Education IRA                                                        $500
UGMA/UTMA                                                          $1,000
403(b)                                                         No minimum

If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

Redemption of shares in low-balance accounts

If redemption activity causes your account to fall below the minimum initial investment amount we will notify you and give you 90 days to meet the minimum or to establish an automatic monthly investment. If you do not meet the deadline, merican Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and that they will comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Global Gold and Global Natural Resources pay distributions of substantially all of their income, if any, on a semi-annual basis in March and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS







Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax rate for 15% Bracket       Tax rate for 28% Bracket or above
------------------------- ------------------------------ --------------------------------------
Short-term capital gains       Ordinary income rate                Ordinary income rate
Long-term capital gains                 10%                                20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.





Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Global Gold
                                                For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






Global Natural Resources
                                                For a Share Outstanding Throughout the Years Ended December 31

                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






Utilities

                                                For a Share Outstanding Throughout the Years Ended December 31

                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

It will save you time and a trip to the bank. If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library, a series of one-page resources that clearly and quickly explains a variety of financial subjects. To request one of these articles, call an Investor Services Representative.


Fund Reference
                            Fund Code      Ticker       Newspaper Listing
-------------------------------------------------------------------------
Global Gold                 980            BGEIX        GlGold
Global Natural Resources    984            BGRIX        NatRes
Utilities                   983            BULIX        Util









More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The Statement of Additional Information contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The Statement of Additional Information is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC.)

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate; Not-for-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-5447

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999

--------------------------------------------------------------------------------

Income & Growth
Equity Growth
Small Cap Quantitative


Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Institutional Service Representatives are available weekdays, 8 a.m. to 5:30 p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                     Sincerely,


                                     Mark Killen
                                     Senior Vice President
                                     American Century Investment Services, Inc.








Table of Contents

An Overview of the Funds....................................................2

Fees and Expenses...........................................................3

Information about the Funds.................................................4

Management..................................................................7

Investing with American Century............................................XX

Share Price and Distributions..............................................XX

Taxes......................................................................XX

Multiple Class Information.................................................XX

Financial Highlights.......................................................XX

Performance Information of the Other Class.................................XX



**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS







An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth. For Income & Growth, current income is a secondary consideration.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the funds' managers or select primarily from the largest 1500 publicly traded U.S. companies. For Small Cap Quantitative, the funds' managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolios of stocks.

The funds' principal risks include:

o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking long-term capital growth from your investment

0 comfortable with the funds' short-term price volatility

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 seeking current income from your investment

0 investing for a short period of time

0 uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS






Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Advisor Class shares of other American Century funds.

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)
                                 Management Fee   Distribution and         Other          Total Annual Fund
                                                  Service (12b-1) Fees1    Expenses2      Operating Expenses
Income & Growth                  0.45%            0.50%                    0.01%          0.96%
Equity Growth                    0.45%            0.50%                    0.01%          0.96%
Small Cap Quantitative           0.65%            0.50%                    0.01%          1.16%

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

                            1 Year        3 Years        5 Years       10 Years
Income & Growth             $98           $305           $529          $1,173
Equity Growth               $98           $305           $529          $1,173
Small Cap Quantitative      $118          $367           $636          $1,402

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*    Use this  example to compare  the costs of  investing  in other  funds.  Of course, your actual costs may be higher or lower.

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Information about the Funds

Income & Growth
Equity Growth
Small Cap Quantitative

What are the funds' investment objectives?

Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

The funds' managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performances during the most recent fiscal period. You may get these reports at no cost by calling us.


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*    Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

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What is the difference between the funds?

0 When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

0 The fund managers do not consider dividend yield when building Equity Growth's portfolio.

0    Small  Cap  Quantitative's   portfolio  consists  primarily  of  stocks  of
     companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P 600.

What are the primary risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.







Fund Performance History

Annual Total Returns

The following bar chart shows the performance of Income & Growth's and Equity Growth's Advisor Class shares for each full year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR INCOME & GROWTH AND EQUITY GROWTH UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of Income & Growth's and Equity Growth's Advisor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS INCOME & GROWTH AND EQUITY GROWTH UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of Income & Growth's and Equity Growth's Advisor Class shares for the periods indicated for the life of the class. The benchmark is included for performance comparison. The benchmark is an unmanaged index that has no operating costs. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

                                 1 year          5 years          Life of Fund
Income & Growth                  XXX%            XXX%             XXX%
Equity Growth                    XXX%            XXX%             XXX%
S&P 500 Index                    XXX%            XXX%             XXX%

The inception dates for the Advisor Class of the funds are: Income & Growth, December 12, 1997, and Equity Growth, October 1, 1997.

Performance Information of Other Class

The original class of shares of the fund was the Investor Class of shares. The Advisor Class was not established until 1997. For information about the historical performance of the original class of shares, see page xx.

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*    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

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Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1998:

Income & Growth                                    X.XX%
Equity Growth                                      X.XX%
Small Cap Quantitative                             X.XX%







The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and research analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager members of the investment team for the funds are identified below:

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a portfolio manager in 1988. He has a degree from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a degree from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

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*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS





Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.


Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

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* Financial  intermediaries include banks,  broker-dealers,  insurance companies and investment advisors.

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Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subjected to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

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The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the value of a capital asset, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

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Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                              Tax rate for 15% Bracket             Tax rate for 28% Bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

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*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.







Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Income & Growth

         For a Share Outstanding Throughout the Years Ended December 31
                                                       1998          1997
PER-SHARE DATA
                                                   ------------- --------------
Net Asset Value, Beginning of Year.........
                                                   ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                   ------------- --------------
   Total From Investment Operations........
                                                   ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                   ------------- --------------
                                                   ------------- --------------
Net Asset Value, End of Year...............
                                                   ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Equity Growth

         For a Share Outstanding Throughout the Years Ended December 31
                                                         1998          1997
PER-SHARE DATA
                                                   ------------- --------------
Net Asset Value, Beginning of Year.........
                                                   ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                   ------------- --------------
   Total From Investment Operations........
                                                   ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                   ------------- --------------
                                                   ------------- --------------
Net Asset Value, End of Year...............
                                                   ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

 (1) Total return assumes reinvestment of dividends and capital gains, if any.







Performance Information of the Other Class

The Advisor Class of the funds was established in 1997. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o expense ratio--operating expenses as a percentage of average net assets
o net income ratio--net investment income as a percentage of average net assets
o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Income & Growth

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Equity Growth

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.










Fund Reference
                                     Fund Code              Ticker
----------------------------------------------------------------------------
Income & Growth                      981                    AMADX
Equity Growth                        982                    BEQAX
Small Cap Quantitative               985                    N/A









More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate; Not-for-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-5447

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999

--------------------------------------------------------------------------------

Global Gold
Global Natural Resources
Utilities

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Institutional Service Representatives are available weekdays, 8 a.m. to 5:30 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.







Table of Contents

An Overview of the Funds.........................................2

Fees and Expenses................................................3

Information about the Funds
           Global Gold...........................................4
           Global Natural Resources..............................6
           Utilities.............................................8

Management......................................................XX

Investing with American Century.................................XX

Share Price and Distributions...................................XX

Taxes...........................................................XX

Multiple Class Information......................................XX

Financial Highlights............................................XX

Performance Information of the Other Class......................XX


**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS







An Overview of the Funds

What are the funds' investment goals?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

What are the funds' primary investment strategies and principal risks?

The funds' principal risks include:

o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking long-term capital growth from your investment

0 comfortable with the funds' short-term price volatility

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

0 seeking current income from an investment in Utilities

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 seeking current income from an investment in Global Gold or Global Natural Resources

0 investing for a short period of time

0 uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS

Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Advisor Class shares of other American Century funds.

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                  Management Fee   Distribution and         Other          Total Annual Fund
                                                   Service (12b-1) Fees1    Expenses2      Operating Expenses
Global Gold                       0.45%            0.50%                    0.01%          0.96%
Global Natural Resources          0.45%            0.50%                    0.01%          0.96%
Utilities                         0.45%            0.50%                    0.01%          0.96 %

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

                               1 Year     3 Years      5 Years      10 Years
Global Gold                    $98        $305         $529         $1,173
Global Natural Resources       $98        $305         $529         $1,173
Utilities                      $98        $305         $529         $1,173

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Global Gold

What is the fund's investment objective?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

The managers use a proprietary benchmark that the fund advisor developed and monitors which represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

Global Gold will concentrate its investments in securities of Gold Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe that it is prudent, the fund may invest in securities other than stocks, such as convertible securities, sponsored or unsponsored American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper.

Additional information about Global Gold's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

* Normally, the managers will invest in securities of companies in at least three different countries.

Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of Global Gold's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Global Gold owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.






Fund Performance History

The Advisor Class of shares was established in 1998. Therefore, performance information is not included because the funds do not yet have a full calendar year of performance. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx.






Information about the Funds

Global Natural Resources

What is the fund's investment objective?

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

How does the fund pursue its investment objective?

Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries, and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sectors of the Dow Jones World Stock Index.

The managers do not attempt to time the market. Instead, they intend to keep Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to 35% of the fund's assets in when-issued and forward commitment agreements if necessary to purchase securities. When the managers believe that it is prudent, the fund may invest in other types of securities, such as convertible securities, sponsored or unsponsored American Depository Receipts, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about Global Natural Resources' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than fund invested.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Natural Resources concentrates its investments in the stocks of commodities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability, which fluctuations may cause volatility in the fund's share price.

Many investors believe that investments in natural resources companies hedge against commodity-price driven inflation, but there is no guarantee that this historical relationship will continue.

Depending on the composition of the benchmark, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.





Fund Performance History

The Advisor Class of shares was established in 1998, however, no shares had been issued prior to the fund's fiscal year end. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx.






Information about the Funds

Utilities

What is the fund's investment objective?

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

How does the fund pursue its investment objectives?

Utilities invests primarily in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative management techniques in a two-part process. The first part involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price to earnings and price to book ratios.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

Under normal market conditions, Utilities invests at least 75% of its total assets in stocks of companies engaged in the utilities industry. Within this 75% category, the managers will not buy shares of a company unless 50% or more of the company's revenues or net profits come from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water, or sanitary services. Utilities may invest up to 25% of its total assets in fixed-income securities.

When the managers believe that it is prudent, the fund may invest in other types of securities, such as convertible securities, sponsored or unsponsored American Depository Receipts, short-term investments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes to the fund's holdings.

Additional information about Utilities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

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Non-leveraged  means that the fund may not invest in futures  contracts where it would be possible to lose more than fund invested.

* As of the end of September 1998, the fund's benchmark was comprised of 164 companies with an aggregate market capitalization of almost $1 trillion.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal level. While creating opportunities for some companies, it also has increased the uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result.

Although the fund managers invest the fund's assets primarily in U.S. stocks, Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.






Fund Performance History

The Advisor Class of shares was established in 1998, however, no shares had been issued prior to the fund's fiscal year end. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx.






Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1998:

Global Gold                                       X.XX%
Global Natural Resources                          X.XX%
Utilities                                         X.XX%






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and research analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager members of the investment teams for the funds are identified below:

John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Gold, Global Natural Resources and Utilities. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

William Martin, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold and Global Natural Resources since their inception and joined the team managing the Utilities fund in December 1998. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

Joseph B. Sterling, Portfolio Manager, joined the team managing Global Natural Resources in November 1996 and the team managing the Utilities fund in May 1997. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio Manager and Research Analyst. He has a degree from the University of California-Berkley.

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*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and that they will comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

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* Financial  intermediaries include banks,  broker-dealers,  insurance companies and investment advisors.

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Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Global Gold and Global Natural Resources pay distributions of substantially all of their income, if any, on a semi-annual basis in March and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

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The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

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Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                              Tax rate for 15% Bracket             Tax rate for 28% Bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

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*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.


Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.






Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net  investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal year ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.






Global Gold

For a Share Outstanding Throughout the Years Ended December 31

PER SHARE DATA                                             1998

Net Asset Value, Beginning of Year.........
                                                -------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                -------------
   Total From Investment Operations........
                                                -------------
Less Distributions
   From Net Investment Income (dividends)..
                                                -------------
                                                -------------
Net Asset Value, End of Year...............
                                                -------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






Utilities

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                -------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                -------------
   Total From Investment Operations........
                                                -------------
Less Distributions
   From Net Investment Income (dividends)..
                                                -------------
                                                -------------
Net Asset Value, End of Year...............
                                                -------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.







Performance Information of the Other Class

The Advisor Class of the fund was established in 1998. As a result, the following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Global Gold

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Global Natural Resources

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Utilities

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                    1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                ------------- -------------- ------------- ------------- --------------
                                                ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets...................

Ratio of Net Investment Income
   to Average Net Assets...................

Net Assets, End of Year (in thousands).....

(1)  Total return assumes reinvestment of dividends and capital gains, if any.








More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information. The Statement of Additional Information contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The Statement of Additional Information is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC.)

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate; Not-for-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-5447

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999

--------------------------------------------------------------------------------

Income & Growth
Equity Growth
Small Cap Quantitative


Institutional Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Institutional Service Representatives are available weekdays, 8 a.m. to 5:30 p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.








Table of Contents

An Overview of the Funds...........................................2

Fees and Expenses..................................................3

Information about the Funds........................................4

Management.........................................................7

Investing with American Century...................................XX

Share Price and Distributions.....................................XX

Taxes.............................................................XX

Multiple Class Information........................................XX

Financial Highlights..............................................XX

Performance Information for the Other Class.......................XX



**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS







An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth. For Income & Growth, current income is a secondary consideration.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the funds' managers or select primarily from the largest 1500 publicly traded U.S. companies. For Small Cap Quantitative, the funds' managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolios of stocks.

The funds' principal risks include:

o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking long-term capital growth from your investment

0 comfortable with the funds' short-term price volatility

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 seeking current income from your investment

0 investing for a short period of time

0 uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS






Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0 to exchange into the Institutional Class shares of other American Century funds.

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)
                                   Management Fee1  Distribution and         Other          Total Annual Fund
                                                    Service (12b-1) Fees     Expenses2      Operating Expenses
Income & Growth                    0.50%            none                     0.01%          0.51%
Equity Growth                      0.50%            none                     0.01%          0.51%
Small Cap Quantitative             0.70%            none                     0.01%          0.71%

1 Based on fund assets as of December 31, 1998. The funds have stepped fee schedules. As a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

2 Other expenses include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year and

o    incur the same operating expenses shown above

 ... your cost of investing in the fund would be:
                               1 Year       3 Years       5 Years       10 Years
Income & Growth                $52          $163          $285          $640
Equity Growth                  $52          $163          $285          $640
Small Cap Quantitative         $72          $227          $394          $640

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Income & Growth
Equity Growth
Small Cap Quantitative

What are the funds' investment objectives?

Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

The funds' managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performances during the most recent fiscal period. You may get these reports at no cost by calling us.


**********LEFT MARGIN CALLOUT

* Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

**********END LEFT MARGIN CALLOUT






What is the difference between the funds?

0 When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

0 The fund managers do not consider dividend yield when building Equity Growth's portfolio.

0    Small  Cap  Quantitative's   portfolio  consists  primarily  of  stocks  of
     companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P 600.

What are the primary risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.







Fund Performance History

The Advisor Class of shares was established in 1998. Therefore, performance information is not included because the funds do not yet have a full calendar year of performance. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx.










Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1998:

Income & Growth                                X.XX%
Equity Growth                                  X.XX%
Small Cap Quantitative                         X.XX%







The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and research analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager members of the investment team for the funds are identified below:

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a portfolio manager in 1988. He has a degree from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a degree from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS





Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). Retirement plans may also be required to meet certain other requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of shares in below-minimum accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Institutional Services             If you are a current  investor,  you           Call us if you have authorized us to invest
1-800-345-3533                     can open an account by exchanging              from your bank account.
                                   shares from another American Century
                                   account. (This service is not                  Sell shares
                                   available if you have chosen to do             Call an Investor Services Representative.
                                   business in writing only.)

                                   Exchange shares
                                   Call us if you have  authorized  us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419385                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6385         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-4655                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to  another.          Send us written instructions to sell shares or
                                                                                  send us a redemption form. Call an
                                                                                  Institutional Service Representative to request
                                                                                  a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------ ----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank the following                     Sell shares
                                 information:                                     You can receive redemption proceeds by
*    Please remember that        o Our bank information:                          wire  or electronic transfer.  (This
     if you request                0  Commerce Bank N.A.                          service is not available if you have
     redemptions by wire, $10      0  Routing No. 101000019                       chosen to do business in writing only.)
     will be deducted from the     0  Account No. 2804918
     amount wired. Your bank     o The fund name
     also may charge a fee.      o Your American Century account number*
                                 o Your name
                                 o The contribution year (for IRAs only)          Exchange shares
                                 * For additional investments only                Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Exchange shares                                  of shares on a regular basis. You must invest
                                 Send us written instructions to set up           at least $600 per year per account.
                                 an automatic exchange of your shares
                                 from one American Century account to             Sell shares
                                 another.                                         If you have at least $10,000 in your account,
                                                                                  sell shares automatically by establishing
                                                                                  Check-A-Month or Automatic Redemption.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------







Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

Investing Through Financial Intermediaries

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subjected to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the value of a capital asset, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                              Tax rate for 15% Bracket             Tax rate for 28% Bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.






Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal year ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Income & Growth

For a Share Outstanding Throughout the Years Ended December 31
                                                           1998
PER SHARE DATA
                                                       -------------
Net Asset Value, Beginning of Year.........
                                                       -------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       -------------
   Total From Investment Operations........
                                                       -------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       -------------
                                                       -------------
Net Asset Value, End of Year...............
                                                       -------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Equity Growth

For a Share Outstanding Throughout the Years Ended December 31
                                                           1998
PER SHARE DATA
                                                       -------------
Net Asset Value, Beginning of Year.........
                                                       -------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       -------------
   Total From Investment Operations........
                                                       -------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       -------------
                                                       -------------
Net Asset Value, End of Year...............
                                                       -------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.







Performance Information of the Other Class

The Institutional Class of the funds was established in 1998. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended December 31, 1997 and 1998, have been audited by Deloitte & Touche, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.







Income & Growth

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Equity Growth

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Small Cap Quantitative

                                                     For a Share Outstanding Throughout the Years Ended December 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................

Ratio of Net Investment Income
to Average Net Assets .....................

Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.









At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

It will save you time and a trip to the bank. If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYIs, a series of one-page resources that clearly and quickly explain a variety of financial subjects.
To request one of these articles, call an Investor Services Representative.


Fund Reference
                                  Fund Code              Ticker
-------------------------------------------------------------------------
Income & Growth                   981                    AMEIX
Equity Growth                     982                    AMGIX
Small Cap Quantitative            985                    N/A









More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate; Not-for-Profit Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-5447

STATEMENT OF ADDITIONAL INFORMATION

February 28, 1999

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

Income & Growth
Equity Growth
Small Cap Quantitative
Global Gold
Global Natural Resources
Utilities

This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated February 28, 1999, but is not a prospectus. If you would like a copy of one or more of the Prospectuses, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.


[american century logo(reg.sm)]
American
Century



Distributed by Funds Distributor, Inc.





Table of Contents

THE FUNDS' HISTORY                                                             1
FUND INVESTMENT GUIDELINES
   Income & Growth, Equity Growth, Small Cap Quantitative and
     Global Natural Resources
   Global Gold
   Utilities

DETAILED INFORMATION ABOUT THE FUNDS                                           3
   Investment Strategies and Risks                                             3
      Foreign Securities
      Depository Receipts
      Forward Currency Exchange Contracts
      Convertible Securities
      Short Sales
      Portfolio Lending
      Derivative Securities
      Investments in Companies with Limited Operating Histories
      Repurchase Agreements
      When-Issued and Forward Commitment Agreements
      Short-Term Securities
      Futures and Options
      Restricted and Illiquid Securities
      U.S. Government Securities
   Investment Policies                                                        13
      Fundamental Investment Policies
      Nonfundamental Investment Policies
   Portfolio Turnover                                                         14

MANAGEMENT                                                                    15
The Board of Directors                                                        XX
Officers                                                                      XX
THE FUNDS' BIGGEST SHAREHOLDERS                                               18
SERVICE PROVIDERS                                                             18
   Investment Advisor                                                         18
   Distributor                                                                20
   Transfer Agent and Administrator                                           21
   Other Service Providers                                                    21

BROKERAGE ALLOCATION                                                          21
INFORMATION ABOUT FUND SHARES                                                 22
MULTIPLE CLASS STRUCTURE
BUYING AND SELLING FUND SHARES                                                22
VALUATION OF A FUND'S SECURITIES                                              22
MULTIPLE CLASS PERFORMANCE INFORMATION
TAXES                                                                         23
HOW FUND PERFORMANCE INFORMATION IS CALCULATED                                26
FINANCIAL STATEMENTS                                                          27






THE FUNDS' HISTORY

American Century Quantitative Equity Funds is a registered open-end management investment company that was organized as a California corporation named Benham Equities, Inc. on December 31, 1987. From August 18, 1988 to January 1, 1997, it was known as Benham Equity Funds. Throughout the Statement of Additional Information, we refer to American Century Quantitative Equity Funds as the corporation.

Each fund described in this Statement of Additional Information is a separate series of American Century Quantitative Equity Funds and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

---------------------------- --------------------------------- --------------------------------- ------------------------------
FUND                                  Investor Class                    Advisor Class                 Institutional Class
---------------------------- --------------------------------- --------------------------------- ------------------------------
                              TICKER SYMBOL    INCEPTION DATE   TICKER SYMBOL    INCEPTION DATE  TICKER SYMBOL  INCEPTION DATE
---------------------------- ----------------- --------------- ----------------- --------------- -------------- ---------------
Income & Growth                   BIGRX            5/9/91           AMADX           12/15/97         AMGIX         1/28/98
Equity Growth                     BEQGX           12/17/90          BEQAX           10/1/97          AMEIX         1/20/98
Small Cap Quantitative             xxxx           7/31/98            N/A              N/A             N/A            N/A
Global Gold                       BGEIX           8/17/88            N/A             5/6/98           N/A            N/A
Global Natural Resources          BGRIX           9/15/94            N/A              N/A             N/A            N/A
Utilities                         BULIX            3/1/93            N/A            6/25/98           N/A            N/A

FUND INVESTMENT GUIDELINES

This section explains the extent to which American Century Investment Management, Inc. (the advisor) can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section, "Investment Strategies and Risks," which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

*INCOME & GROWTH, EQUITY GROWTH, SMALL CAP QUANTITATIVE AND GLOBAL NATURAL RESOURCES

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses, the advisor has broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those discussed under "Investment Strategies and Risks," below, when such a course is deemed appropriate in order to attempt to attain its investment objective. Senior securities that, in the opinion of the manager, are high-grade issues may also be purchased for defensive purposes. Note: The above statement of fundamental policy gives the advisor authority to invest in securities other than common stocks and traditional debt and convertible issues. [Though the funds have not made such investments in the past, the manager may invest in master limited partnerships (other than real estate partnerships) and royalty trusts, which are traded on domestic stock exchanges when such investments are deemed appropriate for the attainment of the funds' investment objectives.]

So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in stocks that demonstrate accelerating growth, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The manager may use S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "SHORT-TERM INVESTMENTS," page XX, "FUTURES AND OPTIONS," page XX, and "DERIVATIVE SECURITIES," page XX.

GLOBAL GOLD

In general, within the restrictions outlined here and in the funds' Prospectus, the advisor has broad power to decide how to invest fund assets, including the power to hold them unrestricted. One of the non-stock investments the advisor may make is in gold itself, as described below.

Gold Bullion. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins. There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), as well as the diversification requirements of the Investment Company Act. In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion is also sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the investment manager's opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs, insurance expenses, may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this Statement of Additional Information, such investments may involve the following special considerations:

Fluctuations in the Price of Gold. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

Potential Effect of Concentration of Source of Supply and Control of Sales. At the current time there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa. Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

Tax and Currency Laws. Changes in the tax or currency laws of the United States, and of foreign countries, may inhibit the fund's ability to pursue or may increase the cost of pursuing its investment programs. For example, in September 1985, the government of South Africa reimposed a two-tier currency system. While this system may be removed within the next couple of years, it continues to differentiate between currency that may be used in transactions involving transfers of South African investments by foreign investors (the financial rand) and currency used for importing goods and remitting profits and dividends from an operating enterprise (the commercial rand). Since the reimposition of the two-tier currency system, the volatility of the financial rand has contributed to fluctuations in the net asset value of the fund. These effects may increase if the permissible uses of the financial rand are expanded.

Unpredictable Monetary Policies, Economic and Political Conditions. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

New and Developing Markets for Private Gold Ownership. Between 1933 and December 31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

Expertise of the Investment Manager. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its investment manager than is the case for most mutual funds because of the need to evaluate the factors identified above. Moreover, in some countries, disclosures concerning an issuer's financial condition and results and other matters may be subject to less stringent regulatory provisions, or may be presented on a less uniform basis than is the case for issuers subject to U.S. securities laws.
Issuers and securities exchanges in some countries may be subject to less stringent governmental regulations than is the case for U.S. companies.






UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology). Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

Regulatory Risks. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

Natural Resource Risks. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

Environmental Risks. There are considerable costs associated with environmental compliance, nuclear waste cleanup, and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat, and air conditioning), which, in turn, affects utility revenues.

Technology and Competitive Risks. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

Interest Rate Risks. Utility companies usually finance capital expenditures (e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

DETAILED INFORMATION ABOUT THE FUNDS
INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the advisor can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of a fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Each fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. (See ""Derivative Securities" on page XX.)

DEPOSITORY RECEIPTS

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States, ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described under the section titled "Foreign Securities" above.

FORWARD CURRENCY EXCHANGE CONTRACTS

The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

The funds expect to use forward contracts under two circumstances:

(1) When the advisor wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

Under the second circumstance, when the advisor believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The advisor does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parties will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoys seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

SHORT SALES

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in the derivative securities annually.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The manager will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


SHORT-TERM SECURITIES

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*    Commercial Paper;

*    Certificates of Deposit and Euro Dollar Certificates of Deposit;

*    Bankers' Acceptances;

*    Short-term notes, bonds, debentures, or other debt instruments; and

*    Repurchase agreements.

Each of the funds may invest up to 5% of its total assets in any other mutual fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, the fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to

* protect against a decline in market value of the funds' securities (taking a SHORT futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a LONG futures position), or

* provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as SELLING futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as BUYING futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the "sale" of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an "index" future) at a specified price on a specified date. The "purchase" of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The funds may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indexes that may be used include the Bond Buyer Index of Municipal Bonds, for fixed income funds, or the S&P 500 Index, for equity funds. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the Index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute "margin transactions" for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

*RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

*OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

*RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.






RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. GOVERNMENT SECURITIES

Each fund may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

*FUNDAMENTAL INVESTMENT POLICIES

The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

------------------------- ---------------------------------------------------------------------------------------------
SUBJECT                   POLICIES
------------------------- ---------------------------------------------------------------------------------------------
Senior Securities         A fund may not issue senior securities, except as permitted under the Investment
                          Company Act.

Borrowing                 A fund may not borrow money, except that the fund may borrow money for temporary or  emergency  purposes  (not for  leveraging  or  investment)  in an amount not exceeding  33-1/3% of the fund's total assets  (including  the amount  borrowed)
                          less liabilities (other than borrowings).

Lending                   A fund may not lend any  security  or make any other loan if, as a result,  more than 33-1/3% of the fund's total assets would be lent to other parties,  except,
                          (i) through the purchase of debt  securities in accordance  with its  investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate               A fund may not  purchase  or sell real  estate  unless  acquired  as a result of ownership of securities or other instruments.  This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities  of  companies  that deal in real  estate or are  engaged in the real estate business.

Concentration             Income & Growth,  Equity Growth and Small Cap  Quantitative  may not concentrate their investments in securities of issuers in a particular  industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).  The other  funds may not  deviate  from their  policies  of concentrating  investments  in  securities  of  issuers as  follows:  engaged in mining,  fabricating,  processing or dealing in gold or other  precious  metals, such as silver,  platinum  and  palladium  [Global  Gold  only];  engaged in the natural  resources  industry  [Global Natural  Resources only] or engaged in the utilities industry [Utilities only].

Underwriting              A fund may not act as an underwriter of securities  issued by others,  except to the extent that the fund may be considered an underwriter  within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities               For all funds  except  Global  Gold:  A fund may not  purchase or sell  physical commodities  unless  acquired as a result of  ownership of  securities  or other instruments;  provided  that this  limitation  shall not  prohibit the fund from purchasing  or selling  options  and  futures  contracts  or from  investing  in securities or other instruments backed by physical commodities.

                          For Global Gold only:  The fund may not purchase  gold bullion,  gold coins,  or gold represented by certificates of ownership interest or gold futures contracts whose underlying  commodity value would cause the fund's aggregate investment in such commodities to exceed 10% of the fund's net assets.

Control                   A fund may not invest for purposes of exercising control over management.
------------------------- ---------------------------------------------------------------------------------------------

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.






*NONFUNDAMENTAL INVESTMENT POLICIES


In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

--------------------------- ---------------------------------------------------------------------------------------------
SUBJECT                     POLICIES
--------------------------- ---------------------------------------------------------------------------------------------
Diversification             For all funds except Global Gold and Global Natural Resources:  A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                            of the total assets of the fund.

                            For Global Gold and Global Natural Resources only:  In order to meet federal tax requirements for qualification as a regulated investment company, each fund limits its investment so that at the close of each quarter of its taxable year:  (i) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (ii) no more than 25% of total assets are invested in the securities of a single issuer.  Limitations (i) and (ii) do not apply to government securities as defined for federal tax purposes.  Each fund does not, with respect to 75% of its total assets, currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the fund would own more than 10% of the outstanding voting securities of such issuer.

Liquidity                   A fund may not purchase any security or enter into a repurchase agreement if, as a result,  more  than 15% of its net  assets  would be  invested  in  repurchase agreements not entitling the holder to payment of principal and interest  within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales                 A fund may not sell securities short,  unless it owns or has the right to obtain securities  equivalent  in kind and amount to the  securities  sold  short,  and provided that  transactions  in futures  contracts and options are not deemed to constitute selling securities short.

Margin                      A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------- ---------------------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.






PORTFOLIO TURNOVER

[The portfolio turnover rates of the funds are shown in the Financial Highlights table in the prospectuses.

INCOME & GROWTH, EQUITY GROWTH, UTILITIES AND SMALL CAP QUANTITATIVE

The manager will consider the length of time a security has been held in determining whether to sell it. Accordingly, the funds' rate of portfolio turnover is not expected to exceed 150%.

GLOBAL GOLD AND GLOBAL NATURAL RESOURCES

The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the manager will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives. As a result, the funds' annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover may also affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.]

MANAGEMENT

*THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. More than half of the directors are "independent" of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. The address at which each director listed below with the exception of Messrs. Stowers and Lyons is 1665 Charleston Road, Mountain View, California 94043. The address of Messrs. Stowers and Lyons is American Century Tower I, 4500 Main Street, Kansas City, Missouri 64111.

-------------------------------------- ------------------------- -----------------------------------------------------------
Name (Age)                             Position(s) Held With     Principal Occupation(s)
Address                                Fund                      During Past 5 Years
-------------------------------------- ------------------------- -----------------------------------------------------------
Albert A. Eisenstat (68)               Director                  Independent Director, Commercial Metals Co. (1982 to
1665 Charleston Road                                             present)
Mountain View, CA  94043                                         Independent Director, Sungard Data Systems (1991 to
                                                                 present)
                                                                 Independent Director, Business Objects S/A (software &
                                                                 programming, 1994 to present)

Ronald J. Gilson (52)                  Director                  Charles J. Meyers Professor of Law and Business, Stanford
1665 Charleston Road                                             Law School (since 1979)
Mountain View, CA  94043                                         Mark and Eva Stern Professor of Law and Business,
                                                                 Columbia University School of Law (since 1992);
                                                                 Counsel, Marron, Reid & Sheehy (a San Francisco law firm,
                                                                 since 1984)

William M. Lyons* (43)                 Director                  President, Chief Operating Officer and Assistant
4500 Main Street                                                 Secretary, ACC
Kansas City, MO 64111                                            Executive Vice President, Chief Operating Officer,
                                                                 Secretary and Director, ACSC and ACIS

Myron S. Scholes (57)                  Director                  Principal, Long-Term Capital Management (investment
1665 Charleston Road                                             advisor, since 1993)
Mountain View, CA  94043                                         Frank E. Buck Professor of Finance, Stanford Graduate
                                                                 School of Business (since 1983)
                                                                 Director, Dimensional Fund Advisors (investment advisor,
                                                                 since 1982)
                                                                 Director, Smith Breeden Family of Funds (since 1992)
                                                                 Managing Director, Salomon Brothers Inc. (securities
                                                                 brokerage, 1991 to 1993)

Kenneth E. Scott (70)                  Director                  Ralph M. Parsons Professor of Law and Business, Stanford
1665 Charleston Road                                             Law School (since 1972)
Mountain View, CA  94043                                         Director, RCM Capital Funds, Inc. (since 1994)

Isaac Stein (52)                       Director                  Director, Raychem Corporation (electrical equipment,
1665 Charleston Road                                             since 1993)
Mountain View, CA  94043                                         President, Waverley Associates, Inc. (private investment
                                                                 firm, since 1983)
                                                                 Director, ALZA  Corporation (pharmaceuticals, since 1987).
                                                                 Trustee, Stanford University (since 1994)
                                                                 Chairman, Stanford Health Services (since 1994)

James E. Stowers III* (39)             Director, Chairman of     Chief Executive Officer and Director, ACC
4500 Main Street                       the Board                 President, Chief Executive Officer and Director, ACSC and
Kansas City, MO 64111                                            ACIS

Jeanne D. Wohlers (53)                 Director                  Private Investor
1665 Charleston Road                                             Director and Partner, Windy Hill Productions, LP Mountain
View, CA 94043                                                   Vice President and Chief Financial Officer, Sybase, Inc.
                                                                 (software company, 1988 to 1992)
-------------------------------------- ------------------------- -----------------------------------------------------------


Committees

The Board has three committees to oversee specific functions of the funds' operations. Only independent directors serve on these committees. Information about these committees appears in the table below:

--------------------- ------------------------- -----------------------------------------------------------------------
Committee             Members                   Function of Committee
--------------------- ------------------------- -----------------------------------------------------------------------
Audit                 Albert A. Eisenstat       The Audit Committee selects and oversees the activities of the
                      Kenneth E. Scott          Trust's independent auditor. The Committee receives reports from the
                      Jeanne D. Wohlers         advisor's Internal Audit Department, which is accountable solely to the Committee. The Committee also receives reporting about compliance matters affecting the Trust.

Nominating            Albert A. Eisenstat       The Nominating Committee primarily considers and recommends
                      Ronald J. Gilson          individuals for nomination as trustees. The names of potential
                      Myron S. Scholes          trustee candidates are drawn from a number of sources, including
                      Kenneth E. Scott          recommendations from members of the Board, management and
                      Isaac Stein               shareholders. This committee also reviews and makes recommendations
                      Jeanne D. Wohlers         to the Board with respect to the composition of Board committees and other Board-related matters, including its organization,
                                                size, composition, responsibilities, functions and compensation.

Portfolio             William M. Lyons          The Portfolio Committee reviews quarterly the investment activities
                      Ronald J. Gilson          and strategies used to manage fund assets. The Committee regularly
                      Myron S. Scholes          receives reports from portfolio managers, credit analysts and other
                      Isaac Stein               investment personnel concerning the funds' investments.

Quality of Service    William M. Lyons          The Quality of Service Committee reviews the level and quality of
                      Ronald J. Gilson          transfer agent and administrative services provided to the funds and
                      Myron S. Scholes          their shareholders. It receives and reviews reports comparing those
                      Isaac Stein               services to fund competitors and seeks to improve such services where feasible and appropriate.
--------------------- ------------------------- -----------------------------------------------------------------------


*COMPENSATION OF DIRECTORS

The directors also serve as directors for six American Century investment companies other than American Century Quantitative Equity Funds. Each director who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings held and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented below shows the aggregate compensation paid by ACQEF for the periods indicated and by the American Century family of funds as a whole to each trustee who is not an "interested person" as defined in the Investment Company Act.






Aggregate Director Compensation for Fiscal Year Ended December 31, 1998
-------------------------- -------------------------- -------------------------
                                                      TOTAL COMPENSATION FROM
                                                                THE
                            TOTAL COMPENSATION FROM   AMERICAN CENTURY FAMILY
                                     ACIM2                   OF FUNDS3

NAME OF DIRECTOR1
-------------------------- -------------------------- -------------------------
Albert A. Eisenstat            [INFORMATION NOT            YET AVAILABLE]
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Isaac Stein
Jeanne D. Wohlers

1    Interested directors receive no compensation for their services as such.

2 Includes compensation paid to the directors during the fiscal year ended December 31, 1998, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows:
     [INFORMATION NOT YET AVAILABLE].

3 Includes compensation paid by the 13 investment company members of the American Century family of funds.

The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

Under the plan, all deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

[No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1998]

*OFFICERS

Background for the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table below are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, the holding company of the funds' investment advisor and transfer agent (ACC), ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.

-------------------------------------- ---------------- ----------------------------------------------------------------
                                       POSITION(S)
NAME (AGE)                             HELD WITH FUND   PRINCIPAL OCCUPATION(S)
ADDRESS                                                 DURING PAST 5 YEARS
-------------------------------------- ---------------- ----------------------------------------------------------------
George A. Rio (44)                     President        Executive Vice President and Director of Client Services, FDI
                                                        (March 1998 to present).
                                                        Senior Vice President and Senior Key Account Manager, Putnam
                                                        Mutual Funds (June 1995 to March 1998)
                                                        Director Business Development, First Data Corporation (May
                                                        1994 to June 1995)
                                                        Senior Vice President and Manager of Client Services and
                                                        Director of Internal Audit, The Boston Company, Inc.
                                                        (September 1983 to May 1994)

Christopher J. Kelley (34)             Vice President   Vice President and Associate General Counsel of FDI.  Prior to
                                                        joining FDI, Mr. Kelley served as Assistant Counsel at Forum
                                                        Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to
                                                        1994).

Mary A. Nelson (34)                    Vice President   Vice President and Manager of Treasury Services and
                                                        Administration of FDI.  Prior to joining FDI, Ms. Nelson
                                                        served as Assistant Vice President and Client Manager for The
                                                        Boston Company, Inc. (from 1989 to 1994).

David C. Tucker (40)                   Vice President   Senior Vice President and General Counsel, ACSC and ACIM (June
                                                        1998 to present).  General Counsel, ACC .  Consultant to
                                                        Mutual Fund Industry (May 1997 to April 1998).  Vice President
                                                        and General Counsel, Janus Companies (1990 to May 1997).

Maryanne Roepke, CPA (43)              Vice President   Senior Vice President, Treasurer and Principal Accounting
                                       and Treasurer    Officer, ACSC

Douglas A. Paul (52)                   Secretary and    Vice President and Associate General Counsel, ACSC
                                       Vice President

Robert J. Leach (31)                   Controller       Controller-Fund Accounting, ACSC

Jon Zindel (32)                        Tax Officer      Director of Taxation, ACSC (since 1996)
                                                        Tax Manager, Price Waterhouse LLPC (1989)
-------------------------------------- ---------------- ----------------------------------------------------------------







*THE FUNDS' BIGGEST SHAREHOLDERS

As of December 31, 1998, the following companies were the record owners of more than 5% of a fund's outstanding shares:

                                                                   % OF SHARES
                                                    # OF SHARES    OUTSTANDING
                                                        HELD
FUND                                   SHAREHOLDER
Income & Growth
Equity Growth
Small Cap Quantitative                      [INFORMATION NOT YET AVAILABLE]
Global Gold
Global Natural Resources
Utilities

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of December 31, 1998, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

The advisor and the transfer agent, ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

*INVESTMENT ADVISOR

Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of each of the funds on July 30, 1997.

A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the "Investment Category Fee"). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.






The schedules by which the Investment Category Fees are determined are as follows:


Investment Category Fee Schedule for

0        Income & Growth
0        Equity Growth
0        Small Cap Quantitative
0        Global Gold
0        Global Natural Resources
0        Utilities

                             -------------------------- ------------------------
                             Category Assets                   Fee Rate
                             -------------------------- ------------------------
                             First $1 billion                   0.5200%
                             Next $5 billion                    0.4600%
                             Next $15 billion                   0.4160%
                             Next $25 billion                   0.3690%
                             Next $50 billion                   0.3420%
                             Next $150 billion                  0.3390%
                             Thereafter                         0.3380%
                             -------------------------- ------------------------



The Complex Fee Schedule (Investor Class) is at right.

                             -------------------------- ------------------------
                             Complex Assets                    Fee Rate
                             -------------------------- ------------------------
                             First $2.5 billion                 0.3100%
                             Next $7.5 billion                  0.3000%
                             Next $15.0 billion                 0.2985%
                             Next $25.0 billion                 0.2970%
                             Next $50.0 billion                 0.2960%
                             Next $100 0 billion                0.2940%
                             Next $200.0 billion                0.2930%
                             Next $250.0 billion                0.2920%
                             Next $500.0 billion                0.2910%
                             Thereafter                         0.1925%
                             -------------------------- ------------------------

The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Institutional Class Complex Fee is 0.1000% (0.3000% minus 0.2000%) for the first $2 billion. The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Investment management fees paid by each fund for the fiscal periods ended December 31, 1998, 1997 and 1996, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

Unified Management Fees
-------------------------------------- ----------------------- -----------------
Fund                                            1998                    1997
-------------------------------------- ----------------------- -----------------
Income & Growth                            Not Available            4,621,006
Equity Growth                              Not Available            1,904,594
Small Cap Quantitative                     Not Available                  N/A
Global Gold                                Not Available              900,609
Global Natural Resources                   Not Available              161,611
Utilities                                  Not Available              423,153
-------------------------------------- ----------------------- -----------------
Investment Advisory Fees
----------------------------------------------------- --------------------------
Fund                                                               1996
----------------------------------------------------- --------------------------
Income & Growth                                                     1,653,298
Equity Growth                                                         650,862
Small Cap Quantitative
Global Gold                                                         1,645,729
Global Natural Resources                                               74,093
Utilities                                                             526,012

American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent. After that date, these fees are included in the unified management fee.

Administrative service and transfer agent fees paid by the funds for the fiscal years ended December 31, 1997, 1996, and 1995, are indicated in the following tables. Fee amounts are net of expense limitations.






Administrative Fees
------------------------- ----------------- ----------------- -----------------
                                1997              1996              1995
------------------------- ----------------- ----------------- -----------------
Income & Growth                 N/A             $548,851          $506,544
Equity Growth                    NA             $216,774          $192,378
Small Cap Quantitative          ---               ---               ---
Global Gold                   $210,125          $525,854          $549.463
Global Natural Resources      $ 34,367          $ 45,527          $ 7,049
Utilities Fund                $ 70,612          $160,940          $170,950
1Net of reimbursements.

Transfer Agent Fees
------------------------- ----------------- ----------------- -----------------
                                1997              1996              1995
------------------------- ----------------- ----------------- -----------------
Income & Growth                 ---             $732,727          $770,136
Equity Growth                   ---             $347,736          $301,615
Small Cap Quantitative          ---               ---               ---
Global Gold                   $320,161          $644,392          $702,149
Global Natural Resources      $ 63,879          $113,382          $ 62,844
Utilities Fund                $158,168          $370,118          $414,319
1Net of reimbursements

**CALLOUT BOX********

Other Advisory Relationships

In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:
American Century World Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Variable Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Municipal Trust
American Century Government Income Trust
American Century Investment Trust
American Century Target Maturities Trust
American Century Mutual Funds, Inc.
American Century International Bond Funds
American Century California Tax-Free and Municipal Funds

**END CALLOUT BOX******

*TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its unified fee.






*DISTRIBUTOR

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


OTHER SERVICE PROVIDERS

*CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

*INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent auditor of the funds, Deloitte & Touche provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

KPMG Peat Marwick, LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, served as independent auditors for the funds for the period ended December 31, 1996 and for all prior periods.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed below when selecting brokers.

The manager receives statistical and other information and services, including research, without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.






In the years ended December 31, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:

------------------------- --------------- --------------- ---------------
             FUND              1998            1997            1996
------------------------- --------------- --------------- ---------------
Income & Growth                               $2,758,046      $1,029,549
Equity Growth                                  1,585,817         495,709
Small Cap Quantitative                               N/A             N/A
Global Gold                                      588,515       1,350,735
Global Natural Resources                         119,686         144,442
Utilities                                        327,582         442,714

The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


INFORMATION ABOUT FUND SHARES

Each of the six funds named on the front of this Statement of Additional Information is a series of shares issued by the registrant, ACQEF. In addition, each series (or fund) may be divided into separate classes. See "MULTIPLE CLASS STRUCTURE" that follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of ACQEF's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. ACQEF instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all ACMF shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.






MULTIPLE CLASS STRUCTURE

The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page
XX). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

*RULE 12B-1

Rule 12-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


*MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

As described in the Prospectuses, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

As with the Service Class, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's share price, also referred to as its net asset value (NAV), is calculated as of the close of business of the New York Stock Exchange (the
Exchange), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999:
New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

*FEDERAL INCOME TAXES

Each fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may quality for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

*STATE AND LOCAL TAXES

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

         YIELD = 2[(a - b + 1)6 - 1]
                   ------
                     cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 1998, Utilities' yield was ____%.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's net asset value per share during the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.






The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended December 31, 1998, the last day of the funds' fiscal year.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Income & Growth1
Equity Growth2
Small Cap Quantitative3
Global Gold
Global Natural Resources4
Utilities5

(1) Commenced operations on December 17, 1990.
(2) Commenced operations on May 9, 1991.
(3) Commenced operations on July 31, 1998.
(4) Commenced operations on September 15, 1994.
(5) Commenced operations on March 1, 1993.

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Income & Growth1
Equity Growth2

(1) Commenced operations on January 28, 1998.
(2) Commenced operations on January 2, 1998.


AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Income & Growth1
Equity Growth2
Global Gold3
Utilities4

(1) Commenced operations on December 15, 1997.
(2) Commenced operations on October 1, 1997.
(3) Commenced operations on May 6, 1998.
(4) Commenced operations on June 25, 1998.

Average annual total returns for periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because a fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

*ADDITIONAL PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge, and with indexes which do not reflect administrative and management costs such as those incurred by mutual funds. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

*PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, including illustrations of particular markets (like the gold market);
(3) presentations of statistical data to supplement such discussions and to illustrate historical and projected demand for certain commodities; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

*MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.






FINANCIAL STATEMENTS

The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended December 31, 1998, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 1997 and 1998, are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1998. The report on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1997, Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.

HOLIDAYS

The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.






More information about the funds is contained in the funds' annual and semiannual reports. These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that it is legally part of this SAI.

* You can get the annual and semiannual reports for free and ask any questions about the funds by contacting us at one of the addresses or phone numbers listed below.

American Century Investments
P.O. Box 419200
Kansas City, Missouri  64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate; Not-For-Profit; Foundations; Endowments; Keogh; SEP-, SARSEP-, SIMPLE -IRA; and 403(b) Services 1-800-345-3533

Telecommunications Device for Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

* If you own or are considering purchasing fund shares through

     *    an employer-sponsored retirement plan
     *    a bank
     *    a broker-dealer
     *    an insurance company
     * another financial intermediary you can get the annual and semiannual reports directly from them.


* You can also get information about the funds from the SEC.

     * In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.
     *    On the internet. Go to www.sec.gov.
     * By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-5447

--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 23   Exhibits

          (a)  Amended  and  Restated  Articles  of  Incorporation  of  American
               Century Quantitative Equity Funds dated March 9, 1998 (filed eletronically as an Exhibit to Post-Effective Amendment No. 22 on Form N-1A on April 30, 1998, File No. 33-19589.)

          (b) Amended and Restated Bylaws of American Century Quantitative Equity Funds dated March 9, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 21 on Form N-1A on April 15, 1998, File No. 33-19589).

          (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrants Amended and Restated Articles of Incorporation, appearing as an Exhibit to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Registrant, and Article I, Article IV,
               Article V and Article VII of Registrants Amended and Restated Bylaws, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant.

          (d) (1)Management Agreement - Investor Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

               (2) Amendment to Management Agreement - Investor Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated March 9, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 23 on Form N-1A of American Century Municipal Trust, File No. 2-91229).

               (3) Management Agreement - Advisor Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (4) Amendment to Management Agreement - Advisor Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

               (5) Management Agreement - Institutional Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 20 on Form N1-A on August 29, 1997, File No. 33-19589).

               (6) Amendment to Management Agreement - Institutional Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

          (e) (1) Distribution Agreement between American Century Quantitative Equity Funds and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (2) Amendment No. 1 to Distribution Agreement between American Century Quantitative Equity Funds and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

               (3) Amendment No. 2 to Distribution Agreement between American Century Quantitative Equity Funds and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 of American Century World Mutual Funds, Inc. on November 13, 1998).

               (4) Amendment No. 3 to Distribution Agreement between American Century Quantitative Equity Funds and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 of American Century California Tax-Free and Municipal Funds on December 28, 1998).

          (f)  Not Applicable.

          (g) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996, (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N1-A of American Century Government Income Trust, File No. 2-99222, on February 28, 1997).

          (h) (1) Transfer Agency Agreement between American Century Quantitative Equity Funds and American Century Services Corporation, dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

               (2) Amendment to Transfer Agency Agreement between American Century Quantitative Equity Funds and American Century Services Corporation, dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

          (i)  Opinion and Consent of Counsel is included herein.

          (j) (1) Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

               (2) Consent of KPMG Peat Marwick, to be filed by amendment.

               (3) Power of Attorney dated December 18, 1998 is included herein.

          (k)  Not Applicable.

          (l)  Not Applicable.

          (m) (1) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (2) Amendment to Master Distribution and Shareholder Services Plan of American Century Quantitative Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).

          (n)  Not Applicable.

          (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (b) Amendment to Multiple Class Plan of American Century Quantitative Equity Funds dated June 29, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 on Form N-1A on June 29, 1998, File No. 33-19589).


Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     Under the laws of the State of California, the Directors are entitled and empowered to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

     Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit B(2) of Post-Effective Amendment No. 21 filed on April 15, 1998.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment advisor is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

Item 27. Principal Underwriters.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick-Cendant Investment Trust
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

Item 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Quantitative Equity Funds, the Registrant, has duly caused this Post-Effective Amendment No. 24/Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 5th day of January, 1999.

             AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS (Registrant)

                            By: /*/George A. Rio
                                George A. Rio
                                President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24/Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*George A. Rio                       President, Principal        January 5, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   January 5, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    January 5, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    January 5, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    January 5, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    January 5, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    January 5, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    January 5, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    January 5, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    January 5, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles A. Etherington
*by Charles A. Etherington, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).